PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ (34,316)	$ (10,214)	$ (13,612)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	16,764	16,098	4,790
Re-measurements (loss) gain recorded in other comprehensive income	(17,552)	5,884	(8,822)
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	10,540	(859)	(792)
Re-measurements (loss) gain recorded in other comprehensive income	$ 10,540	$ (859)	$ (792)